Risk Report - Risk Performance	12 Months Ended
Dec. 31, 2018
Maximum Exposure to Credit Risk
Maximum Exposure to Credit Risk paragraph 1 [text block]

Maximum Exposure to Credit Risk

The maximum exposure to credit risk table shows the direct exposure before consideration of associated collateral held and other credit enhancements (netting and hedges) that do not qualify for offset in our financial statements for the periods specified. The table also presents exposures which are subject to impairment in accordance with IFRS 9. The netting credit enhancement component includes the effects of legally enforceable netting agreements as well as the offset of negative mark-to-markets from derivatives against pledged cash collateral. The collateral credit enhancement component mainly includes real estate, collateral in the form of cash as well as securities-related collateral. In relation to collateral we apply internally determined haircuts and additionally cap all collateral values at the level of the respective collateralized exposure.

Maximum Exposure to Credit Risk

	Dec 31, 2018
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	188,736	188,736	−	0	−	0
Interbank balances (w/o central banks)	8,885	8,885	−	4	0	4
Central bank funds sold and securities purchased under resale agreements	8,222	8,222	−	7,734	−	7,734
Securities borrowed	3,396	3,396	−	0	−	0
Loans	404,537	404,537	−	224,353	16,582	240,934
Other assets subject to credit risk[4,5]	71,899	65,010	29,073	3,199	79	32,352
Securities held to maturity	N/M	N/M	N/M	N/M	N/M	N/M
Total financial assets at amortized cost[3]	685,676	678,787	29,073	235,290	16,661	281,024
Financial assets at fair value through profit or loss[6]
Trading assets	96,966	−	−	677	155	831
Positive market values from derivative financial instruments	320,058	−	250,231	48,548	82	298,861
Non-trading financial assets mandatory at fair value through profit or loss	97,771	−	245	67,385	0	67,630
Of which:
Securities purchased under resale agreement	44,543	−	245	43,258	0	43,503
Securities borrowed	24,210	−	−	24,003	0	24,003
Loans	12,741	−	−	125	0	125
Financial assets designated at fair value through profit or loss	104	−	−	0	0	0
Financial assets available for sale	N/M	N/M	N/M	N/M	N/M	N/M
Total financial assets at fair value through profit or loss	514,899	−	250,476	116,610	237	367,323
Financial assets at fair value through OCI	51,182	51,182	0	1,488	520	2,008
Of which:
Securities purchased under resale agreement	1,097	1,097	−	621	0	621
Securities borrowed	0	0	−	0	0	0
Loans	5,092	5,092	−	450	104	554
Total financial assets at fair value through OCI	51,182	51,182	−	1,488	520	2,008
Financial guarantees and other credit related contingent liabilities[7]	51,605	51,605	−	3,375	5,291	8,666
Revocable and irrevocable lending commitments and other credit related commitments[7]	212,049	211,055	−	16,418	4,734	21,152
Total off-balance sheet	263,654	262,659	−	19,793	10,025	29,818

Maximum exposure to credit risk	1,515,410	992,628	279,550	373,181	27,443	680,173

[1]Does not include credit derivative notional sold (€ 415,967 million) and credit derivative notional bought protection.

[2] Bought Credit protection is reflected with the notional of the underlying.

[3] All amounts at gross value before deductions of allowance for credit losses.

[4] All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L.

[5] Includes Asset Held for Sale regardless of accounting classification.

[6] Excludes equities, other equity interests and commodities.

[7] Figures are reflected at notional amounts.

	Dec 31, 2017
		Credit Enhancements
in € m.¹	Maximum exposure to credit risk[2]	Netting	Collateral	Guarantees and Credit derivatives[3]	Total credit enhancements
Cash and central bank balances	225,655	−	0	−	0
Interbank balances (w/o central banks)	9,265	−	0	7	7
Central bank funds sold and securities purchased under resale agreements	9,971	−	9,914	−	9,914
Securities borrowed	16,732	−	15,755	−	15,755
Financial assets at fair value through profit or loss[4]	550,313	286,149	136,650	265	423,065
Trading assets	98,730	−	2,635	146	2,781
Positive market values from derivative financial instruments	361,032	285,421	52,797	119	338,338
Financial assets designated at fair value through profit or loss	90,551	728	81,218	0	81,946
Of which:
Securities purchased under resale agreement	57,843	728	56,566	0	57,294
Securities borrowed	20,254	−	20,034	0	20,034
Financial assets available for sale[4]	47,766	−	559	0	559
Loans[5]	405,621	−	211,578	20,063	231,641
Securities held to maturity	3,170	−	−	−	−
Other assets subject to credit risk	66,900	29,854	1,514	56	31,424
Financial guarantees and other credit related contingent liabilities[6]	48,212	−	4,024	6,579	10,604
Irrevocable lending commitments and other credit related commitments[6]	158,253	−	7,544	1,759	9,303
Maximum exposure to credit risk	1,541,858	316,003	387,538	28,730	732,271

[1]All amounts at carrying value unless otherwise indicated.

[2]Does not include credit derivative notional sold (€ 828,804 million) and credit derivative notional bought protection.

[3]Bought credit protection is reflected with the notional of the underlying.

[4]Excludes equities, other equity interests and commodities.

[5]Gross loans less deferred expense/unearned income before deductions of allowance for loan losses.

[6]Figures are reflected at notional amounts. Revocable commitments not included in the year were € 45.1 billion.

Maximum Exposure to Credit Risk paragraph 2 [text block]

Included in the category of trading assets as of December 31, 2018, were traded bonds of € 85.2 billion (€ 87.3 billion as of December 31, 2017) of which over 79 % were investment-grade (over 82 % as of December 31, 2017).

Credit Enhancements are split into three categories: netting, collateral and guarantees / credit derivatives. Haircuts, parameter setting for regular margin calls as well as expert judgments for collateral valuation are employed to prevent market developments from leading to a build-up of uncollateralized exposures. All categories are monitored and reviewed regularly. Overall credit enhancements received are diversified and of adequate quality being largely cash, highly rated government bonds and third-party guarantees mostly from well rated banks and insurance companies. These financial institutions are domiciled mainly in European countries and the United States. Furthermore we have collateral pools of highly liquid assets and mortgages (principally consisting of residential properties mainly in Germany) for the homogeneous retail portfolio.

Main Credit Exposure [Abstract]
Main Credit Exposure Categories by Industry Sectors [text block]

Main Credit Exposure Categories by Industry Sectors

	Dec 31, 2018
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	640	15	0	0	541	40	5
Mining and quarrying	2,995	563	0	141	6,094	1,505	210
Manufacturing	28,342	786	7	1,831	45,296	11,985	1,378
Electricity, gas, steam and air conditioning supply	3,210	284	57	3	4,908	1,563	452
Water supply, sewerage, waste management and remediation activities	867	28	0	0	399	155	181
Construction	3,902	495	0	25	3,638	2,089	338
Wholesale and retail trade, repair of motor vehicles and motorcycles	20,293	488	215	875	14,380	5,058	317
Transport and storage	5,774	647	48	79	5,059	920	1,017
Accommodation and food service activities	2,026	40	0	28	1,761	195	158
Information and communication	4,372	505	29	374	17,277	2,061	793
Financial and insurance activities	77,628	3,530	11,845	882	62,739	22,191	17,415
Real estate activities	33,432	1,538	88	95	5,375	221	1,084
Professional, scientific and technical activities	6,590	239	0	190	4,172	1,708	47
Administrative and support service activities	7,381	338	169	34	4,835	451	628
Public administration and defense, compulsory social security	8,917	1,160	203	472	978	48	2,088
Education	698	1	0	0	76	18	362
Human health services and social work activities	3,483	104	0	31	1,862	124	239
Arts, entertainment and recreation	859	71	0	21	873	38	13
Other service activities	4,720	520	77	10	2,406	708	157
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	188,407	85	2	0	29,372	522	347
Activities of extraterritorial organizations and bodies	1	25	0	0	7	6	188
Total	404,537	11,462	12,741	5,092	212,049	51,605	27,417

	Dec 31, 2018
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost[8]	at fair value through P&L	at fair value through OCI[9]
Agriculture, forestry and fishing	0	9	0	0	0	0	1,251
Mining and quarrying	119	481	5	0	0	0	12,113
Manufacturing	472	1,245	47	0	0	0	91,389
Electricity, gas, steam and air conditioning supply	374	631	45	0	0	0	11,527
Water supply, sewerage, waste management and remediation activities	5	36	0	0	0	0	1,670
Construction	35	585	59	0	0	0	11,165
Wholesale and retail trade, repair of motor vehicles and motorcycles	87	224	1	0	0	0	41,938
Transport and storage	100	608	55	0	0	0	14,308
Accommodation and food service activities	21	25	0	0	0	0	4,254
Information and communication	168	724	505	0	0	0	26,810
Financial and insurance activities	2,771	18,102	16,219	10,668	66,949	1,097	312,035
Real estate activities	84	1,928	23	6	28	0	43,903
Professional, scientific and technical activities	23	306	0	0	0	0	13,275
Administrative and support service activities	38	160	0	434	131	0	14,599
Public administration and defense, compulsory social security	797	63,468	27,892	510	1,631	0	108,165
Education	0	121	0	0	0	0	1,275
Human health services and social work activities	0	474	63	0	0	0	6,381
Arts, entertainment and recreation	0	398	0	0	0	0	2,273
Other service activities	43	2,691	26	0	13	0	11,371
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	218,735
Activities of extraterritorial organizations and bodies	62	448	54	0	0	0	790
Total	5,199	92,664	44,993	11,618	68,752	1,097	949,227

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 9.1 billion as of December 31, 2018.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 1 million as of December 31, 2018

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 599 million as of December 31, 2018.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 73 million as of December 31, 2018.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 2 million as of December 31, 2018.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

[8]Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to € 0 as of December 31, 2018.

[9]Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to € 0 as of December 31, 2018.

	Dec 31, 2017
	Loans		Off-balance sheet		OTC derivatives³	Debt securities		Repo and repo-style transactions⁵	Total
in € m.	Loans¹	Traded Loans	Irrevocable lending commit- ments²	Contingent liabilities	OTC derivatives³	Debt securities⁴	Traded Bonds	Repo and repo-style transactions⁵	Total
Financial intermediation	52,087	1,635	31,839	9,407	17,991	15,590	16,982	100,006	245,536
Fund management activities	18,668	306	6,213	173	1,232	53	737	44	27,426
Manufacturing	27,569	628	38,450	14,893	1,347	294	1,991	0	85,172
Wholesale and retail trade	19,246	388	10,684	5,623	413	50	501	0	36,905
Households	186,687	74	9,975	671	398	0	0	0	197,805
Commercial real estate activities	29,180	2,080	4,343	508	1,185	1	1,468	41	38,806
Public sector	13,510	611	844	138	3,510	30,301	54,989	4,694	108,597
Other[6]	58,674	5,154	55,904	16,799	5,353	1,963	10,596	16	154,459
Total	405,621	10,876	158,253	48,212	31,430	48,251	87,264	104,800	894,707

[1]Includes impaired loans amounting to € 6.2 billion as of December 31, 2017.

[2]Includes irrevocable lending commitments related to consumer credit exposure of € 10.1 billion as of December 31, 2017.

[3]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[4]Includes debt securities on financial assets available for sale and securities held to maturity.

[5]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

[6] Major industries within Other were: Real estate other than commercial (€ 63.4 billion), Transport; storage and communication (€ 28.2 billion), Other community and personal social services (€ 14.1 billion), Electricity; gas and water supply (€ 12.8 billion), Construction (€ 11.7 billion) and Mining and quarrying (€ 10.0 billion).

Main Credit Exposure Categories by Geographical Region [text block]

Main credit exposure categories by geographical region

	Dec 31, 2018
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	293,979	3,829	9,905	1,785	111,675	31,174	16,390
Of which:
Germany	207,429	497	304	390	61,587	12,193	1,403
United Kingdom	5,553	671	1,331	278	7,304	3,127	5,766
France	2,415	123	212	81	5,025	2,460	826
Luxembourg	7,543	533	6,920	41	6,682	875	933
Italy	21,363	373	99	0	3,417	3,416	1,174
Netherlands	7,968	125	41	384	9,384	1,470	1,984
Spain	16,729	320	57	67	2,507	3,167	931
Ireland	5,792	230	324	166	3,430	153	772
Switzerland	5,960	31	127	208	3,996	2,419	251
Poland	3,135	0	5	0	301	132	53
Belgium	988	2	53	84	1,986	395	264
Other Europe	9,104	924	431	85	6,057	1,366	2,033
North America	65,716	4,383	2,365	2,311	91,672	9,274	8,011
Of which:
U.S.	53,195	4,036	2,358	2,209	85,445	8,797	6,196
Cayman Islands	2,562	55	7	0	2,151	17	756
Canada	2,181	48	0	102	2,649	76	828
Other North America	7,778	244	0	0	1,427	384	232
Asia/Pacific	38,176	1,794	471	863	7,052	9,591	2,391
Of which:
Japan	1,682	37	0	123	334	236	362
Australia	1,224	177	417	11	2,016	135	358
India	7,355	188	18	3	782	2,061	115
China	4,530	60	0	18	346	1,101	399
Singapore	6,136	238	0	109	1,063	992	192
Hong Kong	4,026	203	0	17	1,023	586	138
Other Asia/Pacific	13,223	893	37	582	1,489	4,480	827
Other geographical areas	6,667	1,456	0	132	1,651	1,566	625
Total	404,537	11,462	12,741	5,092	212,049	51,605	27,417

	Dec 31, 2018
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost[8]	at fair value through P&L	at fair value through OCI[9]
Europe	4,467	36,459	24,922	4,394	14,342	316	553,638
Of which:
Germany	1,443	6,685	9,597	925	899	2	303,352
United Kingdom	182	14,552	2,499	966	4,379	0	46,608
France	714	3,061	1,559	0	3,681	0	20,157
Luxembourg	167	1,332	3,474	89	1,206	0	29,796
Italy	249	2,707	1,146	578	1,040	0	35,563
Netherlands	592	1,785	1,219	0	179	0	25,130
Spain	168	2,146	504	379	529	0	27,504
Ireland	91	920	215	0	1,277	0	13,370
Switzerland	40	560	119	112	316	0	14,139
Poland	0	130	2,387	0	0	0	6,144
Belgium	139	542	481	0	0	0	4,935
Other Europe	682	2,038	1,724	1,344	836	315	26,938
North America	237	34,356	14,491	1,942	45,548	0	280,306
Of which:
U.S.	220	33,112	13,915	1,275	30,428	0	241,186
Cayman Islands	0	631	9	655	14,094	0	20,937
Canada	0	419	556	0	847	0	7,707
Other North America	17	194	10	12	178	0	10,476
Asia/Pacific	495	19,343	5,037	4,567	8,625	226	98,632
Of which:
Japan	63	3,142	8	2,752	5,808	0	14,545
Australia	0	3,977	510	19	523	0	9,366
India	267	2,172	1,849	0	79	61	14,948
China	0	2,124	0	0	614	0	9,192
Singapore	114	1,403	671	0	325	0	11,242
Hong Kong	0	520	222	0	11	0	6,746
Other Asia/Pacific	51	6,006	1,777	1,797	1,266	165	32,594
Other geographical areas	0	2,506	543	714	237	555	16,651
Total	5,199	92,664	44,993	11,618	68,752	1,097	949,227

[1] Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 9.1 billion as of December 31, 2018.

[2] Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 1 million as of December 31, 2018.

[3] Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 599 million as of December 31, 2018.

[4] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5] Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 73 million as of December 31, 2018.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 2 million as of December 31, 2018.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

[8]Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to € 0 as of December 31, 2018.

[9]Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to € 0 as of December 31, 2018.

	Dec 31, 2017
	Loans		Off-balance sheet		OTC derivatives[3]	Debt securities		Repo and repo-style transactions[5]	Total
in € m.	Loans[1]	Traded Loans	Irrevocable lending commit- ments[2]	Contingent liabilities	OTC derivatives[3]	Debt securities[4]	Traded Bonds	Repo and repo-style transactions[5]	Total
Europe	299,937	3,149	65,739	27,574	18,353	35,304	33,120	26,648	509,825
Of which:
Germany	199,867	146	27,483	10,739	1,661	12,414	4,912	3,421	260,644
United Kingdom	6,895	190	5,748	1,514	5,849	864	9,668	10,123	40,851
France	2,651	242	8,265	1,266	1,231	3,597	3,096	3,442	23,788
Luxembourg	15,983	247	2,858	484	1,102	6,142	1,017	711	28,544
Italy	21,836	497	1,642	3,657	1,750	642	4,167	820	35,012
Netherlands	8,304	493	6,498	1,627	2,292	2,793	2,022	82	24,112
Spain	13,250	227	1,866	3,046	704	946	2,188	987	23,213
Ireland	4,415	272	1,843	481	972	655	1,022	2,673	12,333
Switzerland	6,922	65	2,324	2,488	313	163	644	416	13,336
Poland	7,871	36	807	234	26	1,820	296	0	11,089
Belgium	1,177	12	1,280	405	352	1,574	601	0	5,401
Other Europe	10,765	723	5,124	1,633	2,099	3,696	3,486	3,975	31,500
North America	64,086	5,129	85,358	10,031	10,015	10,986	31,636	56,776	274,017
Of which:
U.S.	53,795	4,750	80,776	9,489	8,036	10,623	29,972	44,659	242,101
Cayman Islands	2,312	103	1,951	52	700	17	1,041	9,162	15,336
Canada	838	87	1,564	110	1,092	346	272	1,688	5,996
Other North America	7,141	190	1,068	380	187	0	351	1,267	10,584
Asia/Pacific	34,469	1,735	4,447	8,967	2,254	1,025	20,319	19,909	93,126
Of which:
Japan	1,093	66	276	349	366	15	4,760	10,354	17,278
Australia	1,477	310	1,076	128	277	588	3,716	1,453	9,026
India	7,034	86	717	1,645	219	0	3,973	1,517	15,191
China	4,393	2	378	1,195	263	0	836	3,130	10,198
Singapore	4,946	75	419	794	177	0	927	220	7,559
Hong Kong	4,224	551	385	598	144	2	399	45	6,348
Other Asia/Pacific	11,300	644	1,197	4,259	808	419	5,707	3,190	27,526
Other geographical areas	7,130	862	2,708	1,639	808	936	2,190	1,466	17,739
Total	405,621	10,876	158,253	48,212	31,430	48,251	87,264	104,800	894,707

[1] Includes impaired loans amounting to € 6.2 billion as of December 31, 2017.

[2]Includes irrevocable lending commitments related to consumer credit exposure of € 10.1 billion as of December 31, 2017.

[3] Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[4]Includes debt securities on financial assets available for sale and securities held to maturity.

[5] Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

Main Credit Exposure Categories by Geographical Region paragraph [text block]

Our largest concentration of credit risk within loans from a regional perspective is in our home market Germany, with a significant share in households, which includes the majority of our mortgage lending business.

Within OTC derivatives, tradable assets as well as repo and repo-style transactions, our largest concentrations from a regional perspective were in Europe and North America.

Credit Risk Exposure to Certain Eurozone Countries [text block]

Sovereign Credit Risk Exposure to Certain Eurozone Countries

The amounts below reflect a net “country of domicile view” of our sovereign exposure.

Sovereign credit risk exposure to certain Eurozone countries

	Dec 31, 2018				Dec 31, 2017
in € m.	Direct Sovereign exposure¹	Net Notional of CDS referencing sovereign debt	Net sovereign exposure	Memo Item: Net fair value of CDS referencing sovereign debt²	Direct Sovereign exposure¹	Net Notional of CDS referencing sovereign debt	Net sovereign exposure	Memo Item: Net fair value of CDS referencing sovereign debt²
Greece	53	(18)	35	0	55	(17)	38	0
Ireland	334	5	339	(0)	709	9	717	0
Italy	3,627	(1,089)	2,538	58	2,834	(1,818)	1,016	49
Portugal	(204)	82	(122)	5	(227)	3	(223)	0
Spain	1,773	(8)	1,766	27	1,669	(115)	1,554	35
Total	5,583	(1,028)	4,555	90	5,040	(1,938)	3,102	84

[1]Includes sovereign debt classified as financial assets/liabilities at fair value through profit or loss, available for sale (December 2017) and loans carried at amortized cost. Direct Sovereign exposure is net of guarantees received and collateral.

[2]The amounts reflect the net fair value in relation to credit default swaps referencing sovereign debt of the respective country representing the counterparty credit risk.

Asset Quality IFRS 9 [Abstract]
Asset Quality Excluding Forborne and Collateral [text block]

Overview of financial assets subject to impairment

The following tables provide an overview of the exposure amount and allowance for credit losses by financial asset class broken down into stages as per IFRS 9 requirements.

Overview of financial assets subject to impairment

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized Cost[1]	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

[1] Financial Assets at Amortized Cost consist of: Loans at Amortized Cost, Cash and central bank balances, Interbank balances (w/o central banks), Central bank funds sold and securities purchased under resale agreements, Securities borrowed and certain subcategories of Other assets.

[2] Allowance for credit losses do not include allowance for country risk amounting to € 6 million as of Dec 31, 2018.

	Dec 31, 2018
	Fair Value					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Fair Value through OCI	50,932	247	2	1	51,182	11	1	0	(0)	13

	Dec 31, 2018
	Notional Amount					Allowance for Credit Losses[1]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Off-balance sheet	252,039	10,021	599	0	262,659	132	73	84	0	289

[1] Allowance for credit losses do not include allowance for country risk amounting to € 5 million as of Dec 31, 2018.

Financial assets at amortized cost

The following tables provide an overview of the gross carrying amount and credit loss allowance by financial asset class broken down into stages as per IFRS 9 requirements.

Development of exposures and allowance for credit losses in the reporting period

	Dec 31, 2018
	Gross carrying amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	663,707	30,305	7,726	2,019	703,756
Movements in financial assets including new business	29,175	5,743	1,058	(61)	35,914
Transfers due to changes in creditworthiness	1,240	(2,344)	1,104	N/M	0
Changes due to modifications that did not result in derecognition	(11)	(8)	(208)	0	(227)
Changes in models	N/M	N/M	N/M	N/M	N/M
Financial assets that have been derecognized during the period	(65,682)	(1,766)	(2,411)	(4)	(69,863)
Recovery of written off amounts	0	0	146	0	146
Foreign exchange and other changes	8,608	405	37	10	9,060
Balance, end of reporting period	637,037	32,335	7,452	1,963	678,787

Financial assets at amortized cost subject to impairment dropped by Fehler! Keine Dokumentvariable verfügbar. or Fehler! Keine Dokumentvariable verfügbar. in 2018 mainly driven by Stage 1:

Stage 1 exposures decreased by Fehler! Keine Dokumentvariable verfügbar. or Fehler! Keine Dokumentvariable verfügbar. driven by Cash and central bank balances due to reductions in deposits and short-term borrowings.

Stage 2 exposures increased by Fehler! Keine Dokumentvariable verfügbar. or Fehler! Keine Dokumentvariable verfügbar. driven by Loans at amortized cost in CIB.

Stage 3 exposures decreased by Fehler! Keine Dokumentvariable verfügbar. or Fehler! Keine Dokumentvariable verfügbar. in 2018 driven by CIB, mainly reflecting de-risking activities in our shipping portfolio. This reduction was partly offset by an increase in PCB driven by the Postbank business, partly as a result of non-recurring effects.

	Dec 31, 2018
	Allowance for Credit Losses[3]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	462	494	3,638	3	4,596
Movements in financial assets including new business	(132)	215	440	(17)	507
Transfers due to changes in creditworthiness	199	(137)	(62)	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	(6)	(17)	(972)	0	(995)
Recovery of written off amounts	0	0	172	0	172
Foreign exchange and other changes	(14)	(54)	30	17	(21)
Balance, end of reporting period	509	501	3,247	3	4,259
Provision for Credit Losses excluding country risk[1]	66	78	379	(17)	507

[1]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.

[2] This position includes charge offs of allowance for credit losses.

[3] Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of Dec. 31, 2018.

Allowance for credit losses against financial assets at amortized cost subject to impairment dropped by Fehler! Keine Dokumentvariable verfügbar. or Fehler! Keine Dokumentvariable verfügbar. in 2018 mainly driven by Stage 3:

Stage 1 allowances increased by Fehler! Keine Dokumentvariable verfügbar. or Fehler! Keine Dokumentvariable verfügbar. driven by additional provisions in CIB to reflect for a weakening macro-economic outlook as well as a one-off adjustment to the calculation methodology on certain loans on which we hold insurance protection.

Stage 2 allowances remained almost stable.

Stage 3 allowances decreased by Fehler! Keine Dokumentvariable verfügbar. or Fehler! Keine Dokumentvariable verfügbar. driven by CIB, where charge offs partly related to de-risking activities in our shipping portfolio overcompensated additional provisions.

Financial assets at amortized cost by business division

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Corporate & Investment Bank	327,094	14,241	2,403	1,692	345,429	184	99	896	3	1,183
Private & Commercial Bank	299,003	17,226	5,047	271	321,547	321	400	2,350	0	3,071
Asset Management	1,998	304	2	0	2,303	0	0	0	0	1
Corporate & Other	8,943	564	1	0	9,508	3	1	1	0	5
Total	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

Financial assets at amortized cost by industry sector

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Agriculture, forestry and fishing	533	38	60	0	631	1	2	21	0	24
Mining and quarrying	2,970	273	147	0	3,390	8	1	5	0	15
Manufacturing	26,695	1,291	783	66	28,836	25	24	449	1	498
Electricity, gas, steam and air conditioning supply	3,476	286	77	0	3,839	3	16	5	0	24
Water supply, sewerage, waste management and remediation activities	777	10	10	0	796	0	0	7	0	7
Construction	3,108	289	338	88	3,823	4	4	244	1	254
Wholesale and retail trade, repair of motor vehicles and motorcycles	19,119	859	593	0	20,572	19	18	403	(0)	440
Transport and storage	4,314	875	539	0	5,728	7	6	201	0	214
Accommodation and food service activities	1,692	166	35	121	2,014	3	2	17	0	23
Information and communication	4,443	286	46	0	4,774	8	13	27	0	48
Financial and insurance activities	318,867	10,526	373	633	330,400	81	33	153	7	274
Real estate activities	33,166	2,801	380	401	36,748	35	17	84	(9)	128
Professional, scientific and technical activities	8,169	498	151	190	9,008	7	8	83	0	98
Administrative and support service activities	7,091	189	62	32	7,374	8	3	19	(4)	25
Public administration and defense, compulsory social security	12,054	1,089	81	1	13,224	4	7	5	0	16
Education	612	19	8	0	638	1	0	7	0	9
Human health services and social work activities	3,246	209	12	2	3,468	7	5	5	0	18
Arts, entertainment and recreation	818	24	14	0	856	2	0	5	0	7
Other service activities	7,788	486	104	239	8,617	9	4	34	4	51
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	177,927	12,121	3,639	191	193,878	276	336	1,473	4	2,088
Activities of extraterritorial organizations and bodies	173	0	1	0	173	0	0	0	0	0
Total	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

Financial assets at amortized cost by region

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Germany	291,850	12,247	3,088	303	307,488	247	275	1,303	0	1,825
Western Europe (excluding Germany)	119,622	7,499	3,072	1,543	131,736	122	175	1,604	5	1,907
Eastern Europe	6,309	401	88	0	6,798	5	4	38	0	47
North America	147,300	7,572	554	20	155,446	66	32	48	1	147
Central and South America	4,717	558	155	0	5,430	7	2	22	0	31
Asia/Pacific	55,490	3,353	374	98	59,315	32	9	200	(4)	237
Africa	1,996	470	78	0	2,544	7	4	31	0	42
Other	9,753	234	43	0	10,031	22	0	1	0	24
Total	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

Financial assets at amortized cost by rating class

	Dec 31, 2018
	Gross Carrying Amount					Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
iAAA–iAA	235,913	2,315	0	0	238,229	2	0	0	0	3
iA	81,579	3,027	0	0	84,606	6	1	0	0	7
iBBB	138,596	2,508	0	0	141,104	36	8	0	0	43
iBB	137,768	8,318	0	232	146,318	177	61	0	0	238
iB	35,725	10,378	0	11	46,114	239	187	0	0	426
iCCC and below	7,456	5,788	7,452	1,720	22,416	49	243	3,247	3	3,542
Total	637,037	32,335	7,452	1,963	678,787	509	501	3,247	3	4,259

Our existing commitments to lend additional funds to debtors with Stage 3 financial assets at amortized cost amounted to Fehler! Keine Dokumentvariable verfügbar. as of December 31, 2018.

Collateral held against financial assets at amortized cost in stage 3

	Dec 31, 2018
in € m.	Gross Carrying Amount	Collateral	Guarantees
Financial Assets at Amortized Cost (Stage 3)	7,452	2,714	221

In 2018, we did not recognize an allowance for credit losses against Financial assets at amortized cost in Stage 3 of Fehler! Keine Dokumentvariable verfügbar. due to full collateralization of these assets.

Modified Assets at Amortized Cost

A financial asset is considered modified when its contractual cash flows are renegotiated or otherwise modified. Renegotiation or modification may or may not lead to derecognition of the old and recognition of the new financial instrument. This section covers modified financial assets that have not been derecognized.

Under IFRS 9, when the terms of a Financial Asset are renegotiated or modified and the modification does not result in derecognition, a gain or loss is recognized in the income statement as the difference between the original contractual cash flows and the modified cash flows discounted at the original effective interest rate (EIR). For modified financial assets the determination of whether the asset’s credit risk has increased significantly reflects the comparison of:

  The remaining lifetime probability of default (PD) at the reporting date based on the modified terms; with
  The remaining lifetime PD estimated based on data at initial recognition and based on the original contractual terms.

Modified Assets Amortized Cost

	Dec 31, 2018
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Amortized cost carrying amount prior to modification	11	8	222	0	241
Net modification gain/losses recognized	(11)	(8)	(208)	0	(227)

In the first year after the implementation of the IFRS 9 requirements, we have observed immaterial amounts of modified assets that have been upgraded to stage 1. We have not observed any subsequent re-deterioration of those assets into stages 2 and 3.

Financial Assets at Fair value through Other Comprehensive Income

The fair value of financial assets at Fair value through Other Comprehensive Income (FVOCI) subject to impairment was Fehler! Keine Dokumentvariable verfügbar. at December 31, 2018, compared to Fehler! Keine Dokumentvariable verfügbar. at the beginning of year 2018. Allowance for credit losses against these assets were almost unchanged at very low levels (Fehler! Keine Dokumentvariable verfügbar. at the beginning of year 2018 and Fehler! Keine Dokumentvariable verfügbar. as of December 31, 2018, respectively). Due to immateriality no further breakdown will be provided for financial assets at FVOCI.

Off-balance sheet lending commitments and guarantee business

The following tables provide an overview of the nominal amount and credit loss allowance for our off-balance sheet financial asset class broken down into stages as per IFRS 9 requirements.

Development of nominal amount and allowance for credit losses

	Dec 31, 2018
	Nominal Amount
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year[1]	243,566	7,114	1,448	0	252,129
Movements including new business	6,765	3,923	(1,191)	0	9,496
Transfers due to changes in creditworthiness	752	(1,089)	338	N/M	0
Changes in models	N/M	N/M	N/M	N/M	N/M
Foreign exchange and other changes	957	73	4	0	1,035
Balance, end of reporting period	252,039	10,021	599	0	262,659

[1] Revocable commitments were included in impairment relevant exposures in Q4 2018. As a consequence, Balance, beginning of year was restated compared to our interim reports 2018.

	Dec 31, 2018
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	117	36	119	0	272
Movements including new business	(0)	31	(13)	0	18
Transfers due to changes in creditworthiness	2	(0)	(2)	N/M	0
Changes in models	N/M	N/M	N/M	N/M	N/M
Foreign exchange and other changes	14	6	(20)	0	(0)
Balance, end of reporting period	132	73	84	0	289
Provision for Credit Losses excluding country risk[1]	1	31	(15)	0	18

[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.

[2] Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2018.

Asset Quality Collateral [text block]

Collateral Obtained

We obtain collateral on the balance sheet only in certain cases by either taking possession of collateral held as security or by calling upon other credit enhancements. Collateral obtained is made available for sale in an orderly fashion or through public auctions, with the proceeds used to repay or reduce outstanding indebtedness. Generally we do not occupy obtained properties for our business use. The commercial and residential real estate collateral obtained in 2018 refers predominantly to our exposures in Spain.

Collateral Obtained during the reporting period

in € m.	2018
Commercial real estate	7
Residential real estate[1]	57
Other	0
Total collateral obtained during the reporting period	64

[1]Carrying amount of foreclosed residential real estate properties amounted to € 62 million as of December 31, 2018 and € 67 million as of December 31, 2017.

The collateral obtained, as shown in the table above, excludes collateral recorded as a result of consolidating securitization trusts under IFRS 10. In 2018 as well as in 2017 the Group did not obtain any collateral related to these trusts.

Asset Quality IAS 39 [Abstract]
Past Due Loans [text block]

Past Due Loans

Loans are considered to be past due if contractually agreed payments of principal and/or interest remain unpaid by the borrower, except if those loans are acquired through consolidation. The latter are considered to be past due if payments of principal and/or interest, which were expected at a certain payment date at the time of the initial consolidation of the loans, are unpaid by the borrower.

Non-impaired past due loans at amortized cost by past due status

in € m.	Dec 31, 2017
Loans less than 30 days past due	2,747
Loans 30 or more but less than 60 days past due	482
Loans 60 or more but less than 90 days past due	250
Loans 90 days or more past due	776
Total	4,255

Collateral Against Non-Impaired Past Due Loans [text block]

Aggregated value of collateral – with the fair values of collateral capped at loan outstanding – held against our non-impaired past due loans

in € m.	Dec 31, 2017
Financial and other collateral	2,364
Guarantees received	148
Total	2,512

Impaired Loans [text block]

Impaired loans

Credit Risk Management regularly assesses at each balance sheet date whether there is objective evidence that a loan or group of loans is impaired. A loan or group of loans is impaired and impairment losses are incurred if:

  there is objective evidence of impairment as a result of a loss event that occurred after the initial recognition of the asset and up to the balance sheet date (a “loss event”). When making our assessment we consider information on such events that is reasonably available up to the date the financial statements are authorized for issuance in line with the requirements of IAS 10;
  the loss event had an impact on the estimated future cash flows of the financial asset or the group of financial assets, and a reliable estimate of the loss amount can be made at each reporting date.

Credit Risk Management’s loss assessments are subject to regular review in collaboration with Group Finance. The results of this review are reported to and approved by Group Finance and Risk Senior Management.

For further details with regard to impaired loans please refer to Note 1 “Significant Accounting Policies and Critical Accounting Estimates” to the consolidated financial statements.

Impairment loss and allowance for loan losses

If there is evidence of impairment the impairment loss is generally calculated on the basis of discounted expected cash flows using the original effective interest rate of the loan. If the terms of a loan are renegotiated or otherwise modified because of financial difficulties of the borrower without qualifying for de-recognition of the loan, the impairment loss is measured using the original effective interest rate before modification of terms. We reduce the carrying amount of the impaired loan by the use of an allowance account and recognize the amount of the loss in the consolidated statement of income as a component of the provision for credit losses. We record increases to our allowance for loan losses as an increase of the provision for loan losses in our income statement. Charge-offs reduce our allowance while recoveries, if any, are credited to the allowance account. If we determine that we no longer require allowances which we have previously established, we decrease our allowance and record the amount as a reduction of the provision for loan losses in our income statement. When it is considered that there is no realistic prospect of recovery and all collateral has been realized or transferred to us, the loan and any associated allowance for loan losses is charged off (i.e., the loan and the related allowance for loan losses are removed from the balance sheet).

While we assess the impairment for our corporate credit exposures individually, we assess the impairment of our smaller-balance standardized homogeneous loans collectively.

Our collectively assessed allowance for non-impaired loans reflects allowances to cover for incurred losses that have neither been individually identified nor provided for as part of the impairment assessment of smaller-balance homogeneous loans.

For further details regarding our accounting policies regarding impairment loss and allowance for credit losses, please refer to Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.to the consolidated financial statements.

Impaired loans, allowance for loan losses and coverage ratios by business division

	Dec 31, 2017
in € m.	Impaired loans	Loan loss allowance	Impaired loan coverage ratio
Corporate & Investment Bank	2,517	1,565	62%
Private & Commercial Bank	3,717	2,355	63%
Asset Management	0	0	N/M
Corporate & Other	1	1	N/M
Total	6,234	3,921	63%

N/M – not meaningful.

Impaired loans, allowance for loan losses and coverage ratios by industry

	Dec 31, 2017
	Impaired Loans			Loan loss allowance
in € m.	Individually assessed	Collectively assessed	Total	Individually assessed allowance	Collectively assessed allowance for impaired loans	Collectively assessed allowance for non-impaired loans	Total	Impaired loan coverage ratio
Financial intermediation	121	8	129	1	3	40	44	34%
Fund management activities	8	8	16	1	0	3	4	24%
Manufacturing	520	165	685	439	146	51	635	93%
Wholesale and retail trade	333	188	521	211	156	27	394	76%
Households	155	2,233	2,388	153	1,290	83	1,526	64%
Commercial real estate activities	345	30	376	115	11	42	168	45%
Public sector	74	0	74	6	0	12	17	24%
Other¹	1,792	254	2,046	840	139	153	1,132	55%
Total	3,348	2,886	6,234	1,766	1,745	410	3,921	63%

[1] Thereof: ‘Transportation, storage and communication’ - Total Impaired Loans € 808 million/Total Loan loss allowance € 469 million, ‘Real estate; renting and business activities’ - € 482 million/ € 234 million, ‘Construction’: € 378 million/ € 144 million, ‘Mining and quarrying’ - € 169 million/ € 116 million.

Impaired loans, allowance for loan losses and coverage ratios by region

	Dec 31, 2017
	Impaired Loans			Loan loss allowance
in € m.	Individually assessed	Collectively assessed	Total	Individually assessed allowance	Collectively assessed allowance for impaired loans	Collectively assessed allowance for non-impaired loans	Total	Impaired loan coverage ratio
Germany	953	1,312	2,266	600	823	104	1,527	67%
Western Europe (excluding Germany)	1,471	1,422	2,892	815	822	113	1,749	60%
Eastern Europe	45	123	168	45	92	11	147	88%
North America	497	1	498	67	0	102	170	34%
Central and South America	70	0	70	14	0	21	35	50%
Asia/Pacific	264	28	292	223	8	41	272	93%
Africa	48	0	49	1	0	9	10	20%
Other	0	0	0	0	0	11	11	N/M
Total	3,348	2,886	6,234	1,766	1,745	410	3,921	63%

N/M – not meaningful.

Collateral Against Impaired Loans [text block]

Collateral held against impaired loans, with fair values capped at transactional outstanding

in € m.	Dec 31, 2017
Financial and other collateral[1]	1,757
Guarantees received	309
Total collateral held for impaired loans	2,066

[1] Defaulted mortgage loans secured by residential real estate properties, where the loan agreement has been terminated/cancelled are generally subject to formal foreclosure proceedings.

Financial Assets Available for Sale [text block]

Financial assets available for sale

The impairment concept is also applicable for available for sale debt instruments, which are otherwise carried at fair value with changes in fair value reported in other comprehensive income. If an available for sale debt instrument is considered impaired, the cumulative impairment loss reflects the difference between the amortized cost and the current fair value of the instrument. For a detailed discussion of our accounting procedures please refer to Note 1 “Significant Accounting policies and Critical Accounting Estimates” to the consolidated financial statements.

Non-impaired past due and impaired financial assets available for sale, accumulated impairments, coverage ratio and collateral held against impaired financial assets available for sale

in € m.	Dec 31, 2017
Financial assets non-impaired past due available for sale	1,538
Of which:
Less than 30 days past due	176
30 or more but less than 60 days past due	23
60 or more but less than 90 days past due	138
90 days or more past due	1,201
Impaired financial assets available for sale	157
Accumulated impairment for financial assets available for sale	113
Impaired financial assets available for sale coverage ratio in %	71%
Collateral held against impaired financial assets available for sale	17
Of which:
Financial and other collateral	17
Guarantees received	0

Collateral Obtained During Reporting Period [text block]

Collateral obtained

The below table give an overview of the group’s collateral obtained in the reporting period. The commercial and residential real estate collateral obtained in 2017 refers predominantly to our exposures in Spain.

Collateral obtained during the reporting periods

in € m.	2017
Commercial real estate	9
Residential real estate[1]	63
Other	0
Total collateral obtained during the reporting period	72

[1] Carrying amount of foreclosed residential real estate properties amounted to € 67 million as of December 31, 2017.

The collateral obtained, as shown in the table above, excludes collateral recorded as a result of consolidating securitization trusts under IFRS 10. In 2017, the Group did not obtain any collateral related to these trusts.

Trading Market Risk Exposures [Abstract]
Value-at-Risk Metrics of Trading Units of Deutsche Bank Group [text block]

Trading Market Risk Exposures

Value-at-Risk Metrics of Trading Units of Deutsche Bank Group

The tables and graph below present the value-at-risk metrics calculated with a 99 % confidence level and a one-day holding period for our trading units.

Value-at-Risk of our Trading Units by Risk Type

	Total		Diversification effect		Interest rate risk		Credit spread risk		Equity price risk		Foreign exchange risk¹		Commodity price risk
in € m.	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Average	27.5	29.8	(25.5)	(28.1)	17.6	20.2	16.4	19.7	10.0	8.7	8.3	8.4	0.6	0.8
Maximum	40.9	38.4	(35.0)	(37.6)	32.6	26.0	24.0	25.1	14.5	12.5	13.0	16.5	1.3	3.0
Minimum	19.8	20.1	(20.2)	(21.4)	12.4	13.5	13.0	13.5	6.9	4.4	3.8	4.2	0.2	0.1
Period-end	32.1	29.1	(26.9)	(22.5)	14.1	21.4	22.3	14.4	13.0	10.1	9.2	4.9	0.3	0.7

[1]Includes value-at-risk from gold and other precious metal positions.

Regulatory Measures Stressed Value-at-Risk [text block]

Regulatory Trading Market Risk Measures

The table below presents the stressed value-at-risk metrics calculated with a 99 % confidence level and a one-day holding period for our trading units.

Average, Maximum and Minimum Stressed Value-at-Risk by Risk Type

	Total		Diversification effect		Interest rate risk		Credit spread risk		Equity price risk		Foreign exchange risk¹		Commodity price risk
in € m.	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Average	84.1	76.7	(81.9)	(88.4)	58.3	69.8	69.3	62.1	16.1	18.8	20.0	12.6	2.4	1.8
Maximum	124.7	125.0	(106.7)	(115.8)	89.9	92.0	79.7	73.2	78.1	66.8	38.2	28.0	7.7	6.1
Minimum	61.2	42.0	(66.1)	(73.0)	35.2	48.3	59.0	54.3	2.4	1.5	7.7	6.9	0.5	0.3
Period-end	96.2	85.6	(75.3)	(81.0)	57.6	67.8	70.1	64.3	21.3	19.9	21.7	12.6	0.7	1.9

1Includes value-at-risk from gold and other precious metal positions.

Regulatory Measures Incremental Risk Charge [text block]

For regulatory reporting purposes, the incremental risk charge for the respective reporting dates represents the higher of the spot value at the reporting dates, and their preceding 12-week average calculation.

Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon)1,2,3,

	Total		Global Credit Trading		Core Rates		Fixed Income & Currencies APAC		Emerging Markets - Debt		Other
in € m.	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Average	680.6	802.1	335.8	544.6	271.1	107.1	224.8	168.1	(11.9)	37.2	(139.2)	(54.8)
Maximum	847.6	899.3	403.4	597.4	481.9	172.5	451.9	229.0	17.3	62.9	(111.3)	(20.4)
Minimum	550.8	754.8	274.6	503.7	159.1	48.7	72.1	92.4	(29.2)	(1.4)	(177.1)	(90.0)
Period-end	805.4	789.6	383.6	540.1	388.6	133.2	188.0	142.3	5.8	19.9	(160.5)	(45.9)

[1]Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2018 and December 31, 2017, respectively.

[2]Business line breakdowns have been updated for 2018 reporting to better reflect the current business structure.

[3]All liquidity horizons are set to 12 months.

Regulatory Measures Comprehensive Risk Measure [text block]

For regulatory reporting purposes, the comprehensive risk measure for the respective reporting dates represents the higher of the internal spot value at the reporting dates, their preceding 12-week average calculation, and the floor, where the floor is equal to 8 % of the equivalent capital charge under the standardized approach securitization framework.

Average, Maximum and Minimum Comprehensive Risk Measure of Trading Units (with a 99.9 % confidence level and one-year capital horizon)[1,2,3]

in € m.	2018	2017
Average	0.0	5.4
Maximum	0.0	6.3
Minimum	0.0	4.5
Period-end	0.0	4.4

[1] Regulatory Comprehensive Risk Measure calculated for the 12-week period ending December 31.

[2] Period end is based on the internal model spot value.

[3] All liquidity horizons are set to 12 months.

Disclosure of Non-Trading Market Risk Exposure [text block]

Nontrading Market Risk Exposures

Economic Capital Usage for Nontrading Market Risk

The following table shows the Nontrading Market Risk economic capital usage by risk type:

Economic Capital Usage by risk type.

	Economic capital usage
in € m.	Dec 31, 2018	Dec 31, 2017
Interest rate risk	1,416	1,743
Credit spread risk	271	722
Equity and Investment risk	1,239	1,431
Foreign exchange risk	1,713	1,509
Pension risk	1,588	1,174
Guaranteed funds risk	68	49
Total nontrading market risk portfolios	6,295	6,628

The economic capital figures do take into account diversification benefits between the different risk types.

Economic Capital Usage for Nontrading Market Risk totaled € 6.3 billion as of December 31, 2018, which is € 0.3 billion below our economic capital usage at year-end 2017.

  Interest rate risk. Economic capital charge for interest rate risk in the banking book, including gap risk, basis risk and option risk, such as the risk of a change in client behaviour embedded in modelled non-maturity deposits or prepayment risk. In total the economic capital usage for December 31, 2018 was € 1,416 million, compared to € 1,743 million for December 31, 2017. The decrease in economic capital contribution was mainly driven by diversification effects.
  Credit spread risk. Economic capital charge for portfolios in the banking book subject to material credit spread risk. Economic capital usage was € 271 million as of December 31, 2018, versus € 722 million as of December 31, 2017. The decrease in economic capital contribution was mainly driven by accounting methodology changes in combination with diversification effects.
  Equity and Investment risk. Economic capital charge for equity risk from our non-consolidated investment holdings, such as our strategic investments and alternative assets, and from a structural short position in our own share price arising from our equity compensation plans. The economic capital usage was € 1,239 million as of December 31, 2018, compared with € 1,431 million as of December 31, 2017, predominately driven by a reduced market value of our equity compensation short position.
  Pension risk. This risk arises from our defined benefit obligations, including interest rate risk and inflation risk, credit spread risk, equity risk and longevity risk. The economic capital usage was € 1,588 million and € 1,174 million as of December 31, 2018 and December 31, 2017 respectively. The increase in Pension economic capital is mainly related to methodological improvements and reduced diversification with other risk types.
  Foreign exchange risk. Foreign exchange risk predominately arises from our structural position in unhedged capital and retained earnings in non-euro currencies in certain subsidiaries. Our economic capital usage was € 1,713 million as of December 31, 2018 versus € 1,509 million as of December 31, 2017. The increase in economic capital contribution was mainly driven by changes in deferred tax assets in foreign currency.
  Guaranteed funds risk. Economic capital usage was € 68 million as of December 31, 2018, versus € 49 million as of December 31, 2017. The increase in economic capital contribution was largely was largely driven by diversification effects and market performance.

Disclosure of liquidity risk Exposure [Abstract]
Funding Markets and Capital Issuance [text block]

Liquidity Risk Exposure

Funding Markets and Capital Markets Issuance

2018 has been a challenging year for credit markets. The transition from Quantitative Easing to Quantitative Tightening combined with an increased macro uncertainty led to higher volatility and credit spreads.

Our 5 year CDS traded within a range of 65 to 224 basis points. The peak was observed in the beginning of December, since then, the spread has declined and as of year-end was trading at 208 basis points. The spreads on our bonds exhibited similar behaviour . For example, our 2.375 % EUR benchmark maturing in January 2023 traded in a range of 51 to 259 basis points, closing at 230 basis points at year end 2018.

Our revised 2018 issuance plan of € 20-22 billion, comprising debt issuance with an original maturity in excess of one year, was completed and we concluded 2018 having raised € 19.8 billion in term funding. This funding was broadly spread across the following funding sources: Senior non-preferred plain-vanilla issuance (€ 9.4 billion), senior preferred plain-vanilla issuance (€ 1.0 billion), covered bond issuance (€ 2.5 billion), and other senior preferred structured issuance (€ 6.9 billion). The (€ 19.8 billion) total is divided into Euro (€ 8.3 billion), US dollar (€ 9.7 billion), British Pound (€ 0.3 billion) and other currencies aggregated (€ 1.5 billion). In addition to direct issuance, we use long-term cross currency swaps to manage our non-Euro funding needs. Our investor base for 2018 issuances comprised asset managers and pension funds (40%), retail customers (19%), banks (8%), governments and agencies (5%), insurance companies (3%) and other institutional investors (18%). The geographical distribution was split between Germany (20%), rest of Europe (35%), US (25%), Asia/Pacific (15%) and Other (5%).

The average spread of our issuance over 3-months-Euribor (all non-Euro funding spreads are rebased versus 3-months Euribor) was 60 basis points for the full year and lower compared to 71 basis points average spread in 2017. The average tenor was 6.1 years. Our issuance activities were higher in the first half of the year. We issued the following volumes over each quarter: Q1: € 10.8 billion, Q2: € 3.0 billion, Q3: € 3.2 billion and Q4: € 2.8 billion, respectively.

Funding Diversification Performance [text block]

Funding Diversification

In 2018, total external funding decreased by € 72.1 billion from € 1,015.8 billion at December 31, 2017 to € 943.8 billion at December 31, 2018. The overall decrease was primarily driven by a decrease of balances in Secured Funding and Shorts by € 39.8 billion (55.2%). This is due to managed reductions as a result of our balance sheet optimization initiatives and increased netting. In addition, unsecured wholesale funding decreased by € 16.4 billion (22.7%) and Transaction Banking deposits by € 8.2 billion (11.4%), primarily due to lower volumes and matured trades with financial institution and maturing certificates of deposits held by other wholesale customers. This decrease was partly offset by an increase of € 7.1 billion (9.8%) in our retail business. The decrease of the Capital Markets and Equity volume by € 3.3 billion (4.6%) relates to total issuance maturities in excess of new issuances.

The overall proportion of our most stable funding sources (comprising capital markets and equity, retail, and transaction banking) has increased from 72 % in 2017 to 77.5 % in 2018.

Composition of External Funding Sources

[1] Other includes fiduciary, self-funding structures (e.g. X-markets), margin / Prime Brokerage cash balances (shown on a net basis)
Reference: Reconciliation to total balance sheet: Derivatives & settlement balances € 325.0 billion (€ 369.4 billion), add-back for netting effect for Margin & Prime Brokerage cash balances (shown on a net basis) € 51.1 billion (€ 59.2 billion), other non-funding liabilities € 28.3 billion (€ 30.3 billion) for December 31, 2018 and December 31, 2017 respectively; figures may not add up due to rounding.

Global All Currency Daily Stress Testing Results [text block]

Global All Currency Daily Stress Testing Results

	Dec 31, 2018			Dec 31, 2017
in € bn.	Funding Gap¹	Gap Closure²	Net Liquidity Position	Funding Gap¹	Gap Closure²	Net Liquidity Position
Systemic market risk	93	209	116	121	284	163
1 notch downgrade (DB specific)	63	193	131	79	252	173
Severe downgrade (DB specific)	222	278	57	287	331	43
Combined[3]	231	279	48	318	351	33

[1]Funding gap caused by impaired rollover of liabilities and other projected outflows.

[2]Based on liquidity generation through Liquidity Reserves and other countermeasures.

[3] Combined impact of systemic market risk and severe downgrade.